Description of Organization and Business Operations		4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations
Note 1 — Description of Organization and Business Operations
Research Alliance Corporation III (the “Company”) is a newly organized blank check company incorporated as a Cayman Islands exempted company and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company has not selected any specific Business Combination target and the Company has not, nor has anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any Business Combination target with respect to an initial Business Combination with the Company. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of February 25, 2026, the Company had not commenced any operations. All activity for the period from February 19, 2026 (inception) through February 25, 2026 relates to the Company’s formation and the proposed initial public offering described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Proposed Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.
The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a proposed public offering (the “Proposed Public Offering”) of 7,500,000 Class A ordinary shares (each, a “Public Share” and collectively, the “Public Shares”) at $10.00 per Public Share, which is discussed in Note 3, the sale of 275,000 Class A ordinary shares (each, a “Private Placement Share” and collectively, the “Private Placement Shares”), at a price of $10.00 per Private Placement Share in a private placement to the Sponsor that will close simultaneously with the Proposed Public Offering.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Public Offering and the sale of Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.00 per Public Share sold in the Proposed Public Offering, including certain proceeds from the sale of the Private Placement Shares, will be held in a trust account (“Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and will be held in cash or invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company will provide the holders (the “Public Shareholders”) of Public Shares, with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be
$10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes). The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 5).
Upon the public announcement of the initial Business Combination, if the Company elects to conduct redemptions pursuant to the tender offer rules, the Company and the Sponsor will terminate any plan established in accordance with Rule 10b5-1 to
purchase the Class A ordinary shares in the open market, in order to comply with Rule 14e-5
under the Exchange Act. In the event the Company conducts redemptions pursuant to the tender offer rules, the offer to redeem will remain open for at least
20
business days, in accordance with
Rule 14e-1(a)
under the Exchange Act, and the Company will not be permitted to complete the initial Business Combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on public shareholders not tendering more than the number of public shares the Company is permitted to redeem. If public shareholders tender more shares than the Company has offered to purchase, the Company will withdraw the tender offer and not complete such initial Business Combination.
Notwithstanding
 the foregoing, if the Company seeks shareholder approval of its Business Combination and does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association will provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than an aggregate of
15
% of the Public Shares issued in the Proposed Public Offering, without the prior consent of the Company.
The
 Company’s Sponsor, officers and directors (the “initial shareholders”) have agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (a) that would modify the substance or timing of the Company’s obligation to provide holders of its Public Shares the right to have their shares redeemed in connection with a Business Combination or to redeem
100
% of the Company’s Public Shares if the Company does not complete its Business Combination within
24
months from the closing of the Proposed Public Offering (the “Combination Period”) or (b) with respect to any other provision relating to the rights of Public Shareholders, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to the Company to pay its income taxes, if any, divided by the number of the then-outstanding Public Shares.
If
 the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten
business days thereafter, redeem the Public Shares, at
a per-share price,
payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes that were paid by the Company or are payable by the Company, if any (less up to
$
100,000
of interest to pay dissolution expenses), divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The initial shareholders have agreed to waive their liquidation rights with respect to the Founder Shares and Private Placement Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Proposed Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriter has agreed to waive its right to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares.
In
 the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be only $
10.00
per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (excluding the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company have entered into a written letter of intent, confidentially or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $
10.00
per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $
10.00
per Public Share due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriter of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Moreover
, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Sponsor has not made reserves for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Sponsor may not be able to satisfy those obligations. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Note 1 — Description of Organization and Business Operations
Research Alliance Corporation III (the “Company” or “RACC”) is a newly organized blank check company incorporated as a Cayman Islands exempted company and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
On July 26, 2026, the Company, OHB Pediatrics Ltd., a company incorporated under the laws of England and Wales (the “OHBP”) and the shareholders of OHBP (the “OHBP Shareholders”) entered into a business combination agreement (the “Business Combination Agreement”), and related ancillary agreements (the “OHBP Business Combination”). The OHBP Business Combination was unanimously approved by the boards of directors of each of the Company and OHBP.
As of June 30, 2026, the Company had not commenced any operations. All activity for the period from February 19, 2026 (inception) through June 30, 2026 relates to the Company’s formation, the Initial Public Offering (as defined below), identifying a target company for a Business Combination and negotiating the OHBP Business Combination. The Company does not expect to generate any operating revenues until after the completion of its Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is Research Alliance Holdings III, LLC, a Cayman Islands limited liability company (the “Sponsor”). The registration statement for the Company’s initial public offering (the “Initial Public Offering”) was declared effective on May 19, 2026. On May 21, 2026, the Company consummated its initial public offering of 7,500,000 shares of its Class A ordinary shares, par value $0.0001 per share (each, a “Public Share” and collectively, the “Public Shares”) at $10.00 per Public Share generating gross proceeds of $75,000,000 and incurring offering costs of $3,762,251, inclusive of $2,250,000 in deferred underwriting commissions, $750,000 of upfront underwriting discounts and $762,251 of other offering costs.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (the “Private Placement”) of 275,000 Class A ordinary shares (the “Private Placement Shares”), generating gross proceeds of $2,750,000.
Following the closing of the Initial Public Offering, an amount equal to $75,000,000 from the net proceeds of the sale of the Shares has been deposited in a trust account (“Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and are held in cash or invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Company’s initial public offering and the sale of Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes
p
ayable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The Company will provide the holders (the “Public Shareholders”) of Public Shares, with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination, including the OHBP Business Combination, either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be
$10.00
 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes).
Upon the public announcement of the Business Combination, if the Company elects to conduct redemptions pursuant to the tender offer rules, the Company and the Sponsor will terminate any plan established in accordance with Rule
10b5-1
to purchase the Class A ordinary shares in the open market, in order to comply with Rule
14e-5
under the Exchange Act. In the event the Company conducts redemptions pursuant to the tender offer rules, the offer to redeem will remain open for at least
20

business days, in accordance with Rule
14e-1(a)
under the Exchange Act, and the Company will not be permitted to complete the Business Combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on Public Shareholders not tendering more than the number of public shares the Company is permitted to redeem. If Public Shareholders tender more shares than the Company has offered to purchase, the Company will withdraw the tender offer and not complete such Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of its Business Combination and does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association will provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than an aggregate of 15% of the Public Shares issued in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, officers and directors (the “initial shareholders”) have agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (a) that would modify the substance or timing of the Company’s obligation to provide holders of its Public Shares the right to have their shares redeemed in connection with a Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete its Business Combination within 24 months from the closing of the Initial Public Offering (the “Combination Period”) or (b) with respect to any other provision relating to the rights of Public Shareholders, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any, divided by the number of the then-outstanding Public Shares.
If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a
per-share price,
payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes that were paid by the Company or are payable
 by the Company, if any (less up to $
100,000

of interest to pay dissolution expenses), divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The initial
 shareholders have agreed to waive their liquidation rights with respect to the Founder Shares and Private Placement Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriter has agreed to waive its right to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be only $
10.00

per share initially held in the Trust Account.
The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (1
) $10.00
per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than
 $10.00
per Public Share due to reductions in the value of trust assets, less taxes paid or payable (other than excise or similar taxes) and up to $100,000 of interest to pay dissolution expenses. This liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of
 1933, as amended (the “Securities Act”).
Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Going Concern, Management’s Plan and Liquidity
The Company’s liquidity needs had been satisfied through the loan under an unsecured promissory note from the Sponsor of $300,000. On May 21, 2026, upon the consummation of the Initial Public Offering, the Company repaid the Sponsor the full amount of $300,000 loaned by the Company pursuant to the promissory note. As of June 30, 2026, the Company had cash of $832,812 and working capital of $905,874.
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. Up to $3,000,000 of such loans may be convertible into shares of the post-Business Combination entity at a price of $10.00 per share

at
the option of the lender. Such shares would be identical to the Private Placement Shares. If a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. There have been no Working Capital Loans to date.
In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) ASC
205-40,
“Presentation of Financial Statements — Going Concern,” the Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the date of the issuance of the financial statements. This condition raises substantial doubt about the Company’s ability to continue as a going concern. There is no assurance that the Company’s plans to raise capital will be successful. The financial statements do not include any adjustments that might result from the outcome of this uncertainty
.

OHB Pediatrics Ltd [Member]
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations
Note 1. Description of business and basis of presentation
Description of business
OHB Pediatrics Ltd. (the “Company” or “OHBP”) was incorporated in the United Kingdom (“UK”) on September 16, 2024 and is a wholly owned subsidiary of Oak Hill Bio Holdings Ltd. (“Parent”). OHBP is a clinical-stage biotechnology company focused on acquiring and developing promising therapeutics for rare diseases with significant unmet need that have been deprioritized by pharmaceutical companies. OHBP lead program, rugonersen (OHB-724), is an antisense oligonucleotide in Phase 3 clinical development as a potential treatment for Angelman syndrome. Angelman syndrome is a rare neurodevelopmental disorder with no approved disease-modifying therapies. Angelman syndrome affects approximately one in 12,000 to 20,000 live births annually, with approximately 30,000 diagnosed patients in the United States and the five major European Union countries. In June 2026, OHBP initiated BEACON, a pivotal Phase 3 clinical trial evaluating rugonersen in pediatric and adult participants with Angelman syndrome, and is currently enrolling participants. OHBP expects initial top-line data in early 2029, and if the trial is successful, with an NDA submission in the second half of 2029.
OHBP was formed as a wholly owned subsidiary of Parent in September 2024 and licensed rugonersen from Roche in February 2025. OHBP seeks to apply a focused, capital-efficient operating model to programs with compelling biology, substantial unmet need, and existing clinical or translational work that may support an efficient development path. OHBP believes its model can create value by taking forward programs that may have been deprioritized despite data OHBP views as promising. OHBP’s initial focus is to develop rugonersen through registration for the treatment of Angelman syndrome. Over time, OHBP may expand its pipeline through additional acquisitions, licenses and collaborations
Liquidity
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, technical risks associated with the successful research, development, and manufacturing of therapeutic candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and the ability to secure additional capital to fund operations. Therapeutic drug candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing, and regulatory approval prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales. The Company expects to largely rely on raising capital from equity investors for funding its operations. Some funding may be obtained through licensing agreements or other arrangements with commercial entities. There can be no assurance that the Company will be able to raise additional funds on acceptable terms or at all, or that any future financing will be sufficient to meet the Company’s long-term capital requirements.
On April 16, 2026, the Company completed a Series A private financing, raising gross proceeds of $32,500. In addition, in connection with the reverse recapitalization transaction discussed below, on July 26, 2026, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with certain investors pursuant to which the Company received aggregate principal proceeds of $45,000. Management believes that its current liquidity position and forecast are sufficient to satisfy the Company’s anticipated operating and other funding requirements for at least the twelve months following the date of issuance of these financial statements.

Basis of presentation
In the opinion of the Company’s management, the unaudited condensed financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. The preparation of these unaudited condensed financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States (“GAAP”) requires the use of management estimates. These unaudited condensed financial statements and accompanying notes should be read in conjunction with the Company’s annual financial statements and accompanying notes for the fiscal year ended December 31, 2025.
As of June 30, 2026, the Company was a wholly owned subsidiary of Parent. All expenses incurred by the Parent, if any, on behalf of the Company have been allocated to the statements of operations of the Company. Accordingly, these financial statements represent the historical financial statements of OHB Pediatrics Ltd., prepared on a stand-alone basis utilizing the legal entity approach. The Company’s financial statements reflect OHBP’s financial position, results of operations and cash flows as OHBP was historically managed in conformity with GAAP.
Prior to January 1, 2026, cash was managed through bank accounts controlled and maintained by Parent. OHBP did not have legal ownership of any bank accounts containing cash balances prior to January 1, 2026. After January 1, 2026, the Company has set up its own legally separate bank accounts to directly settle its liabilities and to manage its own cash.
OHBP is not a
co-obligor
on Parent’s third-party, long-term debt obligations nor is OHBP expected to pay any portion of Parent’s third-party, long-term debt.
The financial statements of the Company include the assets, liabilities, and expenses that Parent has determined are specifically or primarily identifiable to the Company, as well as direct and indirect costs that are attributable to the operations of the Company. Indirect costs are the costs of support functions that are provided on a centralized or geographic basis by the Parent and its affiliates, which include, but are not limited to, quality, compliance, finance, human resources, benefits administration, procurement support, corporate strategy, corporate governance, other professional services, and general commercial support functions.
Indirect costs have been allocated to the Company for the purposes of preparing the unaudited condensed financial statements based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method, primarily underlying employee effort and reflecting the extent to which employees support OHBP’s research & development (“R&D”) programs, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or benefit received by the Company during the periods presented, depending on the nature of the services received. Parent and management consider that such allocations have been made on a reasonable basis consistent with benefits received but may not necessarily be indicative of the costs that would have been incurred if the Company had been operated on a standalone basis for the periods presented.
Proposed business combination
On July 26, 2026, the Company entered into a definitive business combination agreement with Research Alliance Corporation III (“RACC”). The transaction is expected to provide the combined company with approximately $175 million in gross proceeds consisting of $75 million of cash held in RACC’s trust account, and $100 million of committed private financing. Of the $100 million private financing, $45 million was funded by RA Capital at signing pursuant to a Simple Agreement for Future Equity (“SAFE”) investment in the Company with the remainder expected to be funded at closing through a private investment in public entity (“PIPE”) with RACC at $10.00 per share. In connection with the consummation of the transaction, RACC will redomesticate as a Delaware corporation, be renamed Oak Hill Bio Inc., and its shares of common stock are expected to be listed on the Nasdaq Capital Market under the ticker symbol “OAKH.” The business combination is subject to customary closing conditions, including approval by RACC’s shareholders and applicable regulatory bodies, and is expected to close by year-end 2026. RACC intends to file a registration statement on Form S-4 with the Securities and Exchange Commission in connection with the proposed transaction.
The transaction is expected to be accounted for as a reverse recapitalization under U.S. GAAP. RACC is not expected to meet the definition of a business under ASC 805, Business Combinations, and OHBP is expected to be treated as the accounting acquirer and RACC as the accounting acquiree. Accordingly, the transaction will be treated as the equivalent of OHBP issuing equity for the net assets of RACC, accompanied by a recapitalization of OHBP’s equity. The net assets of RACC are expected to be recognized at historical carrying value, and no goodwill or other intangible assets are expected to be recognized.

Note 1. Description of business and basis of presentation
Description of business
OHB Pediatrics Ltd. (the “Company” or “OHBP”) was incorporated in the United Kingdom (“UK”) on September 16, 2024 and is a wholly owned subsidiary of Oak Hill Bio Holdings Ltd. (“Parent”). OHBP is a clinical-stage biotechnology company focused on acquiring and developing promising therapeutics for rare diseases with significant unmet need that have been deprioritized by pharmaceutical companies. OHBP lead program, rugonersen (OHB-724), is an antisense oligonucleotide in Phase 3 clinical development as a potential treatment for Angelman syndrome. Angelman syndrome is a rare neurodevelopmental disorder with no approved disease-modifying therapies. Angelman syndrome affects approximately one in 12,000 to 20,000 live births annually, with approximately 30,000 diagnosed patients in the United States and the five major European Union countries. In June 2026, OHBP initiated BEACON, a pivotal Phase 3 clinical trial evaluating rugonersen in pediatric and adult participants with Angelman syndrome, and is currently enrolling participants. OHBP expects initial top-line data in early 2029, and if the trial is successful, with an NDA submission in the second half of 2029.
OHBP was formed as a wholly owned subsidiary of Parent in September 2024 and licensed rugonersen from Roche in February 2025. OHBP seeks to apply a focused, capital-efficient operating model to programs with compelling biology, substantial unmet need, and existing clinical or translational work that may support an efficient development path. OHBP believes its model can create value by taking forward programs that may have been deprioritized despite data OHBP views as promising. OHBP’s initial focus is to develop rugonersen through registration for the treatment of Angelman syndrome. Over time, OHBP may expand its pipeline through additional acquisitions, licenses and collaborations.
Liquidity
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, technical risks associated with the successful research, development and manufacturing of therapeutic candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and the ability to secure additional capital to fund operations. Therapeutic drug candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales. The Company expects to largely rely on raising capital from equity investors for funding its operations. Some funding may be obtained through licensing agreements or other arrangements with commercial entities. There can be no assurance that the Company will be able to raise additional funds on acceptable terms or at all, or that any future financing will be sufficient to meet the Company’s long-term capital requirements.
On April 16, 2026, the Company completed a Series A private financing, raising gross proceeds of $32,500. In addition, in connection with the reverse recapitalization transaction discussed below, on July 26, 2026, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with certain investors pursuant to which the Company received aggregate principal proceeds of $45,000. Management believes that its current liquidity position and forecast are sufficient to satisfy the Company’s anticipated operating and other funding requirements for at least the twelve months following the date of issuance of these financial statements.

Basis of presentation
As of December 31, 2025, the Company was a wholly owned subsidiary of Parent. All expenses incurred by the Parent, if any, on behalf of the Company have been allocated to the statements of operations of the Company. Accordingly, these financial statements represent the historical financial statements of OHB Pediatrics Ltd., prepared on a stand-alone basis utilizing the legal entity approach. The Company’s financial statements reflect OHBP’s financial position, results of operations and cash flows as OHBP was historically managed in conformity with accounting principles generally accepted in the United States (“GAAP”).
Prior to December 31, 2025, cash was managed through bank accounts controlled and maintained by Parent. OHBP did not have legal ownership of any bank accounts containing cash balances prior to December 31, 2025. After December 31, 2025, the Company has set up its own legally separate bank accounts to directly settle its liabilities and to manage its own cash.
OHBP is not a
co-obligor
on Parent’s third-party, long-term debt obligations nor is OHBP expected to pay any portion of Parent’s third-party, long-term debt.
The financial statements of the Company include the assets, liabilities, and expenses that Parent has determined are specifically or primarily identifiable to the Company, as well as direct and indirect costs that are attributable to the operations of the Company. Indirect costs are the costs of support functions that are provided on a centralized or geographic basis by the Parent and its affiliates, which include, but are not limited to, quality, compliance, finance, human resources, benefits administration, procurement support, corporate strategy, corporate governance, other professional services and general commercial support functions.
Indirect costs have been allocated to the Company for the purposes of preparing the Financial Statements based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method, primarily underlying employee effort and reflecting the extent to which employees support OHBP’s R&D programs, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or benefit received by the Company during the periods presented, depending on the nature of the services received. Parent and management considers that such allocations have been made on a reasonable basis consistent with benefits received but may not necessarily be indicative of the costs that would have been incurred if the Company had been operated on a standalone basis for the periods presented.
Proposed business combination
On July 26, 2026, the Company entered into a definitive business combination agreement with Research Alliance Corporation III (“RACC”). The transaction is expected to provide the combined company with approximately $175 million in gross proceeds consisting of $75 million of cash held in RACC’s trust account, and $100 million of committed private financing. Of the $100 million private financing, $45 million was funded by RA Capital at signing pursuant to a Simple Agreement for Future Equity (“SAFE”) investment in the Company with the remainder expected to be funded at closing through a private investment in public entity (“PIPE”) with RACC at $10.00 per share. In connection with the consummation of the transaction, RACC will redomesticate as a Delaware corporation, be renamed Oak Hill Bio Inc., and its shares of common stock are expected to be listed on the Nasdaq Capital Market under the ticker symbol “OAKH.” The business combination is subject to customary closing conditions, including approval by RACC’s shareholders and applicable regulatory bodies, and is expected to close by year-end
2026. RACC intends to file a registration statement on Form
S-4
with the Securities and Exchange Commission in connection with the proposed transaction.
The transaction is expected to be accounted for as a reverse recapitalization under U.S. GAAP. RACC is not expected to meet the definition of a business under ASC 805, Business Combinations, and OHBP is expected to be treated as the accounting acquirer and RACC as the accounting acquiree. Accordingly, the transaction will be treated as the equivalent of OHBP issuing equity for the net assets of RACC, accompanied by a recapitalization of OHBP’s equity. The net assets of RACC are expected to be recognized at historical carrying value, and no goodwill or other intangible assets are expected to be recognized.